As filed with the Securities and Exchange Commission on November 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 102.7%	Shares	Value
Aerospace & Defense - 1.9%
Hexcel Corporation	80,825	$3,580,548
Mercury Systems, Inc. (a)	164,165	4,033,534
		7,614,082
Banks - 7.9%
BancorpSouth, Inc.	241,159	5,594,889
Bank of the Ozarks, Inc.	120,300	4,619,520
Capital Bank Financial Corporation - Class A	130,315	4,184,414
Hanmi Financial Corporation	212,065	5,585,792
Pinnacle Financial Partners, Inc.	125,090	6,764,867
SVB Financial Group (a)	38,155	4,217,654
		30,967,136
Biotechnology - 3.3%
Charles River Laboratories International, Inc. (a)	90,220	7,518,935
Neogen Corporation (a)	98,048	5,484,805
		13,003,740
Building Products - 3.9%
American Woodmark Corporation (a)	63,885	5,147,215
Apogee Enterprises, Inc.	53,015	2,369,240
Builders FirstSource, Inc. (a)	267,040	3,073,630
PGT, Inc. (a)	454,866	4,853,420
		15,443,505
Capital Markets - 1.8%
BGC Partners Inc - Class A	418,155	3,658,856
NorthStar Asset Management Group Inc.	263,100	3,401,883
		7,060,739
Chemicals - 0.7%
Ferroglobe PLC (b)	317,770	2,869,463

Commercial Services & Supplies - 2.2%
Healthcare Services Group, Inc.	213,635	8,455,673

Communications Equipment - 0.9%
Infinera Corporation (a)	378,570	3,418,487

Construction & Engineering - 3.2%
EMCOR Group, Inc.	127,290	7,589,030
MasTec Inc. (a)	164,215	4,883,754
		12,472,784
Construction Materials - 1.8%
Headwaters Incorporated (a)	186,381	3,153,566
Summit Materials, Inc. - Class A (a)	210,541	3,905,536
		7,059,102
Consumer Finance - 1.7%
FirstCash, Inc.	140,650	6,621,802

Electronic Equipment & Instruments - 1.0%
FLIR Systems, Inc.	126,730	3,981,856

Food & Drug Retailing - 1.7%
Sprouts Farmers Market, Inc. (a)	328,645	6,786,519

Food Products - 1.9%
Post Holdings Inc. (a)	27,175	2,097,095
Snyder's-Lance, Inc.	103,635	3,480,063
TreeHouse Foods, Inc. (a)	21,895	1,909,025
		7,486,183
Health Care Equipment & Supplies - 6.9%
Cantel Medical Corp.	83,535	6,514,059
Cynosure, Inc. - Class A (a)	84,053	4,281,660
PRA Health Sciences, Inc. (a)	143,657	8,118,057
VWR Corporation (a)	277,690	7,875,289
		26,789,065
Health Care Providers & Services - 7.3%
Acadia Healthcare Company, Inc. (a)	78,823	3,905,680
Aceto Corporation	236,865	4,498,066
Brookdale Senior Living Inc. (a)	329,195	5,744,453
HealthEquity, Inc. (a)	182,380	6,903,083
Omnicell, Inc. (a)	190,955	7,313,576
		28,364,858
Hotels, Restaurants & Leisure - 1.0%
Zoe's Kitchen Inc (a)	170,159	3,775,829

Internet & Catalog Retail - 0.9%
Nutrisystem, Inc.	123,935	3,679,630

Internet Software & Services - 3.7%
Criteo SA - ADR (a)(b)	12,209	428,658
Euronet Worldwide, Inc. (a)	102,620	8,397,395
SPS Commerce, Inc. (a)	78,530	5,764,887
		14,590,940
IT Consulting & Services - 1.9%
Acxiom Corporation (a)	194,701	5,188,782
FireEye, Inc. (a)	143,185	2,109,115
		7,297,897
Leisure Equipment & Products - 2.2%
Pool Corporation	91,000	8,601,320

Machinery - 1.9%
John Bean Technologies Corporation	47,180	3,328,549
The Toro Company	85,420	4,001,073
		7,329,622
Marine - 1.6%
Kirby Corporation (a)	103,235	6,417,088

Media - 0.7%
The E.W. Scripps Company - Class A (a)	176,260	2,802,534

Metals & Mining - 1.3%
Carpenter Technology Corporation	121,610	5,017,629

Multiline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	148,420	3,890,088

Oil & Gas & Consumable Fuels - 4.6%
Gulfport Energy Corporation (a)	149,805	4,231,991
PDC Energy, Inc. (a)	103,950	6,970,887
WPX Energy Inc. (a)	517,905	6,831,167
		18,034,045
Pharmaceuticals - 2.7%
Akorn, Inc. (a)	241,173	6,574,376
Cambrex Corp. (a)	89,547	3,981,260
		10,555,636
Professional Services - 2.8%
FTI Consulting, Inc. (a)	173,095	7,713,113
Team, Inc. (a)	102,435	3,350,649
		11,063,762
Real Estate Investment Trusts - 6.0%
CubeSmart	82,640	2,252,766
First Industrial Realty Trust, Inc.	214,000	6,039,080
Life Storage, Inc.	45,855	4,078,344
Outfront Media Inc.	267,125	6,317,506
Stag Industrial, Inc.	193,715	4,747,955
		23,435,651
Road & Rail - 1.6%
Genesee & Wyoming Inc. - Class A (a)	89,150	6,146,892

Semiconductor Equipment & Products - 2.2%
Lattice Semiconductor Corporation (a)	590,655	3,833,351
Rambus Inc. (a)	368,700	4,608,750
		8,442,101
Software - 11.5%
ACI Worldwide, Inc. (a)	254,385	4,929,981
Callidus Software, Inc. (a)	228,300	4,189,305
Envestnet, Inc. (a)	128,440	4,681,638
Fair Isaac Corporation	37,800	4,709,502
Guidewire Software Inc. (a)	97,430	5,843,852
Manhattan Associates, Inc. (a)	91,220	5,256,096
Proofpoint, Inc. (a)	76,185	5,702,447
Take-Two Interactive Software, Inc. (a)	215,820	9,729,166
		45,041,987
Textiles, Apparel & Luxury Goods - 2.3%
Columbia Sportswear Company	106,690	6,053,591
Oxford Industries, Inc.	43,315	2,932,425
		8,986,016
Thrifts & Mortgage Finance - 1.9%
Home BancShares Inc.	350,271	7,289,140

Trading Companies & Distributors - 2.8%
MSC Industrial Direct Co., Inc. - Class A	69,080	5,071,163
Triton International Limited of Bermuda (b)	35,180	464,024
Watsco, Inc.	38,810	5,468,329
		11,003,516
TOTAL COMMON STOCKS
(Cost $335,665,154)		401,796,317

SHORT-TERM INVESTMENT - 0.1%
Money Market Fund (c) - 0.1%
Federated Government Obligations Fund - Institutional Shares, 0.26%	304,461	304,461

TOTAL SHORT-TERM INVESTMENT
(Cost $304,461)		304,461

Total Investments - 102.8%
(Cost $335,969,615)		402,100,778
Liabilities in Excess of Other Assets - (2.8)%		(10,939,045)
TOTAL NET ASSETS - 100.0%		$391,161,733

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$335,969,615
Gross unrealized appreciation	$72,468,065
Gross unrealized depreciation	(6,336,902)
Net unrealized appreciation	$66,131,163

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 1.6%
B/E Aerospace, Inc.	12,230	$631,802

Banks - 4.5%
SVB Financial Group (a)	10,160	1,123,087
Pinnacle Financial Partners, Inc.	11,855	641,118
		1,764,205
Biotechnology - 2.8%
Charles River Laboratories International, Inc. (a)	13,150	1,095,921

Building Products - 2.6%
Fortune Brands Home & Security Inc.	17,690	1,027,789

Chemicals - 2.3%
FMC Corporation	18,450	891,873

Commercial Services & Supplies - 2.9%
Healthcare Services Group, Inc.	28,769	1,138,677

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	4,805	860,624

Consumer Finance - 2.8%
FirstCash, Inc.	23,340	1,098,847

Containers & Packaging - 2.3%
Ball Corporation	10,970	898,991

Diversified Financials - 2.0%
MSCI Inc.	9,550	801,627

Electronic Equipment & Instruments - 6.9%
Acuity Brands, Inc.	4,055	1,072,953
FLIR Systems, Inc.	19,550	614,261
Trimble Navigation Limited (a)	36,350	1,038,156
		2,725,370
Food & Drug Retailing - 1.9%
Sprouts Farmers Market, Inc. (a)	35,625	735,656

Food Products - 3.5%
Snyder's-Lance, Inc.	17,850	599,403
TreeHouse Foods, Inc. (a)	9,040	788,198
		1,387,601
Health Care Equipment & Supplies - 12.7%
Align Technology, Inc. (a)	8,940	838,125
Cantel Medical Corp.	10,405	811,382
DexCom Inc. (a)	5,895	516,756
PRA Health Sciences, Inc. (a)	18,365	1,037,806
Teleflex Incorporated	3,940	662,117
VWR Corporation (a)	39,130	1,109,727
		4,975,913
Health Care Providers & Services - 2.5%
Brookdale Senior Living Inc. (a)	55,485	968,213

Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	7,475	396,100
Euronet Worldwide, Inc. (a)	9,550	781,477
Sabre Corporation	20,280	571,490
		1,749,067
Leisure Equipment & Products - 2.6%
Pool Corporation	10,740	1,015,145

Machinery - 4.0%
Flowserve Corporation	16,415	791,859
The Middleby Corporation (a)	6,340	783,751
		1,575,610
Marine - 1.3%
Kirby Corporation (a)	7,925	492,618

Multiline Retail - 1.8%
Burlington Stores, Inc. (a)	8,965	726,344

Oil & Gas & Consumable Fuels - 5.5%
Diamondback Energy Inc. (a)	6,195	598,065
Gulfport Energy Corporation (a)	6,720	189,840
Matador Resources Company (a)	28,735	699,410
WPX Energy Inc. (a)	51,485	679,087
		2,166,402
Pharmaceuticals - 1.9%
Akorn, Inc. (a)	28,135	766,960

Professional Services - 2.4%
FTI Consulting, Inc. (a)	21,030	937,097

Real Estate Investment Trusts - 4.4%
First Industrial Realty Trust, Inc.	16,405	462,949
Life Storage, Inc.	6,070	539,866
Outfront Media Inc.	31,325	740,836
		1,743,651
Road & Rail - 1.7%
Genesee & Wyoming Inc. - Class A (a)	9,530	657,094

Software - 9.5%
Fair Isaac Corporation	3,630	452,262
Fortinet Inc. (a)	28,100	1,037,733
Guidewire Software Inc. (a)	12,540	752,149
Manhattan Associates, Inc. (a)	7,030	405,069
Take-Two Interactive Software, Inc. (a)	24,490	1,104,009
		3,751,222
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Company	6,955	394,627

Thrifts & Mortgage Finance - 1.4%
Home BancShares Inc.	26,395	549,280

Trading Companies & Distributors - 2.9%
MSC Industrial Direct Co., Inc. - Class A	8,620	632,794
Watsco, Inc.	3,540	498,786
		1,131,580
TOTAL COMMON STOCKS
(Cost $33,097,239)		38,659,806

SHORT-TERM INVESTMENT - 1.8%
Money Market Fund (b) - 1.8%
Federated Government Obligations Fund - Institutional Shares, 0.26%	686,735	686,735

TOTAL SHORT-TERM INVESTMENT
(Cost $686,735)		686,735

Total Investments - 100.1%
(Cost $33,783,974)		39,346,541
Liabilities in Excess of Other Assets - (0.1)%		(36,579)
TOTAL NET ASSETS - 100.0%		$39,309,962

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$33,783,974
Gross unrealized appreciation	$5,840,215
Gross unrealized depreciation	(277,648)
Net unrealized appreciation	$5,562,567

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International Inc.	60,000	$6,995,400
Rockwell Collins, Inc.	40,000	3,373,600
		10,369,000
Auto Components - 1.2%
Gentex Corporation	185,000	3,248,600

Banks - 5.9%
Bank of America Corporation	320,000	5,008,000
Comerica Incorporated	108,000	5,110,560
Cullen/Frost Bankers, Inc.	65,000	4,676,100
Glacier Bancorp, Inc.	60,000	1,711,200
		16,505,860
Beverages - 3.1%
The Coca-Cola Company	65,000	2,750,800
PepsiCo, Inc.	55,000	5,982,350
		8,733,150
Biotechnology - 2.4%
Amgen Inc.	40,000	6,672,400

Chemicals - 6.5%
E. I. du Pont de Nemours and Company	60,000	4,018,200
Ecolab Inc.	30,000	3,651,600
FMC Corporation	130,000	6,284,200
Monsanto Company	40,000	4,088,000
		18,042,000
Commercial Services & Supplies - 2.3%
Copart, Inc. (a)	30,000	1,606,800
Waste Connections, Inc. (b)	65,000	4,855,500
		6,462,300
Computers & Peripherals - 1.0%
Apple Inc.	25,000	2,826,250

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	25,000	4,477,750

Containers & Packaging - 2.1%
Ball Corporation	70,000	5,736,500

Diversified Financials - 1.5%
JPMorgan Chase & Co.	65,000	4,328,350

Electrical Equipment & Instruments - 2.7%
Franklin Electric Co., Inc.	85,000	3,460,350
Roper Technologies, Inc.	23,000	4,196,810
		7,657,160
Electronic Equipment & Instruments - 1.3%
National Instruments Corporation	55,000	1,562,000
Trimble Navigation Limited (a)	70,000	1,999,200
		3,561,200
Food & Drug Retailing - 1.4%
Walgreens Boots Alliance, Inc.	50,000	4,031,000

Food Products - 1.1%
Mondelez International Inc. - Class A	67,000	2,941,300

Health Care Equipment & Supplies - 9.2%
Danaher Corporation	75,000	5,879,250
Medtronic, PLC (b)	73,000	6,307,200
PerkinElmer, Inc.	100,000	5,611,000
Thermo Fisher Scientific Inc.	50,000	7,953,000
		25,750,450
Household Durables - 2.3%
Newell Brands, Inc.	122,835	6,468,491

Household Products - 2.8%
Kimberly-Clark Corporation	45,000	5,676,300
The Procter & Gamble Company	23,750	2,131,563
		7,807,863
Internet Catalog & Retail - 2.1%
Amazon.com, Inc. (a)	7,000	5,861,170

Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	90,000	4,769,100
Alphabet, Inc. - Class A (a)	1,775	1,427,206
Facebook, Inc. - Class A (a)	16,000	2,052,320
Sabre Corporation	160,000	4,508,800
		12,757,426
IT Consulting & Services - 2.2%
Alliance Data Systems Corporation (a)	14,000	3,003,420
PayPal Holdings, Inc. (a)	75,000	3,072,750
		6,076,170
Machinery - 4.8%
Generac Holdings, Inc. (a)	108,000	3,920,400
The Toro Company	74,000	3,466,160
Valmont Industries, Inc.	45,000	6,055,650
		13,442,210
Marine - 1.0%
Kirby Corporation (a)	45,000	2,797,200

Media - 0.8%
Time Warner Inc.	27,200	2,165,392

Oil & Gas & Consumable Fuels - 9.6%
Cabot Oil & Gas Corporation	170,000	4,386,000
EOG Resources, Inc.	60,000	5,802,600
Exxon Mobil Corporation	70,000	6,109,600
Occidental Petroleum Corporation	79,000	5,760,680
Range Resources Corporation	120,000	4,650,000
		26,708,880
Personal Products - 0.8%
The Estee Lauder Companies Inc. - Class A	25,000	2,214,000

Pharmaceuticals - 7.3%
AbbVie Inc.	65,000	4,099,550
Johnson & Johnson	38,000	4,488,940
Merck & Co., Inc.	80,000	4,992,800
Pfizer Inc.	115,000	3,895,050
Zoetis Inc	53,500	2,782,535

Road & Rail - 1.2%
Kansas City Southern	37,000	3,452,840

Software - 3.8%
Adobe Systems Incorporated (a)	45,000	4,884,300
Microsoft Corporation	100,000	5,760,000
		10,644,300
Specialty Retail - 3.0%
The Home Depot, Inc.	50,000	6,434,000
Tractor Supply Company	30,000	2,020,500
		8,454,500
Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc. - Class B	67,000	3,527,550
V.F. Corporation	60,000	3,363,000
		6,890,550
TOTAL COMMON STOCKS
(Cost $174,110,687)		267,343,137

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds (c) - 4.3%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.30%	3,748,134	3,748,134
Federated Government Obligations Fund - Institutional Shares, 0.26%	8,199,428	8,199,428

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,947,562)		11,947,562

Total Investments - 100.1%
(Cost $186,058,249)		279,290,699
Liabilities in Excess of Other Assets - (0.1)%		(152,938)
TOTAL NET ASSETS - 100.0%		$279,137,761

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$186,058,249
Gross unrealized appreciation	$95,170,189
Gross unrealized depreciation	(1,937,739)
Net unrealized appreciation	$93,232,450

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 69.6%	Shares	Value
Aerospace & Defense - 2.2%
General Dynamics Corporation	1,400	$217,224
Honeywell International Inc.	4,200	489,678
Rockwell Collins, Inc.	6,600	556,644
		1,263,546
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	2,600	284,336

Banks - 5.3%
Bank of America Corporation	33,500	524,275
Comerica Incorporated	12,100	572,572
Cullen/Frost Bankers, Inc.	5,700	410,058
SunTrust Banks, Inc.	11,500	503,700
Wells Fargo & Company	11,271	499,080
Zions Bancorporation	17,500	542,850
		3,052,535
Beverages - 1.6%
The Coca-Cola Company	8,600	363,952
PepsiCo, Inc.	5,100	554,727
		918,679
Biotechnology - 1.9%
Celgene Corporation (a)	4,900	512,197
Charles River Laboratories International, Inc. (a)	6,800	566,712
		1,078,909
Chemicals - 4.3%
Air Products and Chemicals, Inc.	3,100	466,054
E. I. du Pont de Nemours and Company	5,700	381,729
Ecolab Inc.	4,200	511,224
Monsanto Company	5,600	572,320
Praxair, Inc.	4,400	531,652
		2,462,979
Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	11,000	589,160
Waste Management, Inc.	7,600	484,576
		1,073,736
Computers & Peripherals - 1.3%
Apple Inc.	6,650	751,782

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,700	483,597

Containers & Packaging - 0.8%
Ball Corporation	5,400	442,530

Diversified Financials - 1.4%
JPMorgan Chase & Co.	6,100	406,199
Moody's Corporation	4,000	433,120
		839,319
Diversified Telecommunication Services - 1.7%
AT&T Inc.	13,832	561,717
Verizon Communications Inc.	8,641	449,159
		1,010,876
Electrical Equipment & Instruments - 0.3%
Emerson Electric Co.	3,000	163,530

Electronic Equipment & Instruments - 1.3%
National Instruments Corporation	7,500	213,000
Trimble Navigation Limited (a)	18,200	519,792
		732,792
Energy Equipment & Services - 0.7%
Schlumberger Limited (b)	4,895	384,943

Food & Drug Retailing - 2.6%
CVS Health Corporation	7,100	631,829
Wal-Mart Stores, Inc.	4,100	295,692
Walgreens Boots Alliance, Inc.	7,000	564,340
		1,491,861
Food Products - 2.5%
Hormel Foods Corporation	13,900	527,227
Mondelez International Inc. - Class A	13,600	597,040
The WhiteWave Foods Company (a)	6,400	348,352
		1,472,619
Health Care Equipment & Supplies - 4.5%
Danaher Corporation	5,300	415,467
Medtronic, PLC (b)	6,100	527,040
PerkinElmer, Inc.	11,600	650,876
Thermo Fisher Scientific Inc.	3,100	493,086
VWR Corporation (a)	18,000	510,480
		2,596,949
Household Durables - 2.0%
Newell Brands, Inc.	11,809	621,862
Whirlpool Corporation	3,400	551,344
		1,173,206
Household Products - 2.2%
Colgate-Palmolive Company	6,100	452,254
Kimberly-Clark Corporation	4,000	504,560
The Procter & Gamble Company	3,500	314,125
		1,270,939
Industrial Conglomerates - 0.7%
General Electric Company	14,600	432,452

Insurance - 1.1%
MetLife, Inc.	8,000	355,440
Prudential Financial, Inc.	3,400	277,610
		633,050
Internet Catalog & Retail - 1.4%
Amazon.com, Inc. (a)	1,000	837,310

Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	7,900	418,621
Alphabet, Inc. - Class A (a)	350	281,421
Alphabet, Inc. - Class C (a)	350	272,052
Sabre Corporation	20,700	583,326
		1,555,420
IT Consulting & Services - 3.3%
Accenture PLC - Class A (b)	3,200	390,944
Alliance Data Systems Corporation (a)	2,200	471,966
Automatic Data Processing, Inc.	3,200	282,240
PayPal Holdings, Inc. (a)	7,500	307,275
Visa Inc. - Class A	5,600	463,120
		1,915,545
Machinery - 0.5%
Fortive Corporation	5,650	287,585

Media - 2.5%
CBS Corporation - Class B	5,600	306,544
Time Warner Inc.	7,500	597,075
The Walt Disney Company	5,700	529,302
		1,432,921
Oil & Gas & Consumable Fuels - 5.5%
Cabot Oil & Gas Corporation	17,700	456,660
Chevron Corporation	4,295	442,041
ConocoPhillips	11,400	495,558
EOG Resources, Inc.	4,500	435,195
Exxon Mobil Corporation	5,727	499,853
Pioneer Natural Resources Company	2,200	408,430
WPX Energy Inc. (a)	35,000	461,650
		3,199,387
Pharmaceuticals - 4.4%
Abbott Laboratories	12,200	515,938
AbbVie Inc.	6,300	397,341
Merck & Co., Inc.	8,900	555,449
Pfizer Inc.	14,900	504,663
Zoetis Inc	10,500	546,105
		2,519,496
Real Estate Investment Trusts - 0.8%
American Tower Corporation	4,000	453,320

Road & Rail - 0.5%
Union Pacific Corporation	3,000	292,590

Software - 3.2%
Adobe Systems Incorporated (a)	3,900	423,306
Citrix Systems, Inc. (a)	4,000	340,880
Microsoft Corporation	11,000	633,600
Oracle Corporation	11,200	439,936
		1,837,722
Specialty Retail - 1.8%
The Home Depot, Inc.	4,000	514,720
O'Reilly Automotive, Inc. (a)	1,900	532,209
		1,046,929
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	11,600	610,740

Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial Inc.	17,500	246,225

TOTAL COMMON STOCKS
(Cost $27,317,350)		40,250,355

	Principal
CORPORATE BONDS - 28.1%	Amount	Value
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
2.450%, 10/01/2022	$275,000	285,846

Banks - 2.6%
Bank of America Corporation
2.625%, 10/19/2020	250,000	255,367
The Bank of New York Mellon Corporation
2.450%, 11/27/2020
Callable 10/27/2020	350,000	359,420
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	117,229
Comerica Incorporated
2.125%, 05/23/2019

Callable 04/23/2019	310,000	312,852
Wells Fargo & Company
2.150%, 01/15/2019	200,000	202,550
Wells Fargo Bank, National Association
1.750%, 05/24/2019	250,000	251,221
		1,498,639
Beverages - 0.5%
PepsiCo, Inc.
3.000%, 08/25/2021	250,000	264,782

Biotechnology - 1.3%
Amgen Inc.:
2.200%, 05/22/2019
Callable 04/22/2019	100,000	101,921
2.125%, 05/01/2020
Callable 04/01/2020	100,000	101,606
2.700%, 05/01/2022
Callable 03/01/2022	225,000	232,412
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	340,641
		776,580
Chemicals - 1.4%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	150,138
Eastman Chemical Company
2.400%, 06/01/2017	80,000	80,585
Ecolab Inc.
1.450%, 12/08/2017	250,000	250,549
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	300,283
		781,555
Communications Equipment - 1.6%
Cisco Systems, Inc.:
2.125%, 03/01/2019	250,000	254,980
2.200%, 02/28/2021	275,000	281,552
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	357,561
		894,093
Computers & Peripherals - 1.7%
Apple Inc.
2.850%, 05/06/2021	300,000	316,354
International Business Machines Corporation
2.250%, 02/19/2021	350,000	360,391
NetApp, Inc.
2.000%, 12/15/2017	300,000	300,748
		977,493
Consumer Finance - 0.5%
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	308,896

Consumer Services - 0.4%
The Western Union Company
2.875%, 12/10/2017	225,000	228,294

Diversified Financials - 0.5%
JPMorgan Chase & Co.
2.000%, 08/15/2017	300,000	301,756

Diversified Telecommunication Services - 1.2%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	300,000	305,809
Verizon Communications Inc.:
3.000%, 11/01/2021
Callable 09/01/2021	200,000	209,509
2.450%, 11/01/2022
Callable 08/01/2022	200,000	203,395
		718,713
Electrical Equipment - 0.5%
Rockwell Automation Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	291,763

Electrical Equipment & Instruments - 1.1%
Emerson Electric Co.
2.625%, 02/15/2023
Callable 11/15/2022	300,000	312,056
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	301,814
		613,870
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	199,215

Food & Drug Retailing - 0.9%
CVS Health Corporation
2.250%, 12/05/2018
Callable 11/05/2018	175,000	178,241
Walgreens Boots Alliance, Inc.
3.300%, 11/18/2021
Callable 09/18/2021	325,000	344,075
		522,316
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.
2.500%, 03/15/2020	300,000	310,441
Thermo Fisher Scientific Inc.
1.850%, 01/15/2018	325,000	327,081
		637,522
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	207,732
3.625%, 05/20/2021	100,000	107,520
		315,252
Household Durables - 0.6%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	350,000	365,027

Industrial Conglomerates - 0.6%
General Electric Company
2.700%, 10/09/2022	325,000	338,937

Insurance - 1.2%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	425,000	437,437
Prudential Financial, Inc.
2.300%, 08/15/2018	248,000	252,473
		689,910

Internet Catalog & Retail - 0.5%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	295,409

Media - 0.5%
Time Warner Inc.
3.400%, 06/15/2022	250,000	266,277

Oil & Gas & Consumable Fuels - 3.5%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	400,000	409,121
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	350,000	360,749
EOG Resources, Inc.
2.450%, 04/01/2020
Callable 03/01/2020	200,000	203,008
Exxon Mobil Corporation
2.222%, 03/01/2021
Callable 02/01/2021	325,000	332,299
Kinder Morgan Inc.
2.000%, 12/01/2017	200,000	200,168
Noble Holding International Limited (b)
2.500%, 03/15/2017	150,000	148,875
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	350,000	357,801
		2,012,021
Pharmaceuticals - 1.5%
Abbott Laboratories
2.000%, 03/15/2020	250,000	254,546
AbbVie Inc.:
2.000%, 11/06/2018	134,000	135,441
2.500%, 05/14/2020
Callable 04/14/2020	175,000	178,558
Merck & Co., Inc.
1.100%, 01/31/2018	275,000	275,341
		843,886
Real Estate Investment Trusts - 0.5%
American Tower Corporation:
3.400%, 02/15/2019	200,000	207,927
2.800%, 06/01/2020
Callable 05/01/2020	100,000	102,665
		310,592
Semiconductor Equipment & Products - 0.5%
Intel Corporation
1.350%, 12/15/2017	300,000	300,990

Software - 1.5%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	400,000	411,991
Oracle Corporation:
2.375%, 01/15/2019	125,000	128,210
2.800%, 07/08/2021	300,000	313,585
		853,786
Specialty Retail - 0.6%
The Home Depot, Inc.
2.000%, 06/15/2019
Callable 05/15/2019	325,000	331,890

TOTAL CORPORATE BONDS
(Cost $16,066,768)		16,225,310

SHORT-TERM INVESTMENT - 1.3%	Shares
Money Market Fund (c) - 1.3%
Federated Government Obligations Fund - Institutional Shares, 0.26%	738,488	738,488

TOTAL SHORT-TERM INVESTMENT
(Cost $738,488)		738,488

Total Investments - 99.0%
(Cost $44,122,606)		57,214,153
Other Assets in Excess of Liabilities - 1.0%		569,144
TOTAL NET ASSETS - 100.0%		$57,783,297

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$44,122,606
Gross unrealized appreciation	$13,374,283
Gross unrealized depreciation	(282,736)
Net unrealized appreciation	$13,091,547

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)
	Principal
CORPORATE BONDS - 69.6%	Amount	Value
Air Freight & Logistics - 1.2%
FedEx Corp.
3.200%, 02/01/2025	$2,500,000	$2,630,665

Banks - 8.5%
Bank of America Corporation:
1.936%, 03/22/2018 (a)	2,000,000	2,015,524
4.200%, 08/26/2024	4,000,000	4,242,900
Branch Banking & Trust Company:
1.117%, 05/23/2017 (a)	2,534,000	2,533,450
1.350%, 10/01/2017
Callable 09/01/2017	500,000	500,236
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	1,009,199
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	879,482
Wells Fargo & Company:
1.345%, 04/23/2018 (a)	2,500,000	2,506,455
4.125%, 08/15/2023	5,000,000	5,355,540
		19,042,786
Beverages - 0.1%
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	242,796

Biotechnology - 1.9%
Celgene Corporation
4.000%, 08/15/2023	4,000,000	4,316,036

Capital Markets - 2.7%
Morgan Stanley (a):
1.995%, 04/25/2018	2,500,000	2,529,475
1.565%, 01/24/2019	3,500,000	3,513,611
		6,043,086
Chemicals - 2.0%
Ecolab Inc.:
3.000%, 12/08/2016	1,760,000	1,766,278
1.550%, 01/12/2018	2,725,000	2,737,873
		4,504,151
Communications Equipment - 1.8%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	759,400
QUALCOMM, Inc.
3.450%, 05/20/2025
Callable 02/20/2025	3,000,000	3,198,435
		3,957,835
Computers & Peripherals - 3.2%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,311,984
Hewlett-Packard Company
4.050%, 09/15/2022	2,000,000	2,130,464

International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,565,574
		7,008,022
Consumer Finance - 1.6%
American Express Company
1.401%, 05/22/2018 (a)	3,533,000	3,542,645

Consumer Services - 2.6%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,000,000
2.875%, 12/10/2017	2,250,000	2,282,942
3.650%, 08/22/2018	2,500,000	2,579,353
		5,862,295
Containers & Packaging - 2.4%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,165,000
5.250%, 07/01/2025	3,000,000	3,243,750
		5,408,750
Diversified Financials - 2.3%
JPMorgan Chase & Co.:
1.615%, 01/25/2018 (a)	3,000,000	3,015,492
3.875%, 09/10/2024	2,000,000	2,109,146
		5,124,638
Diversified Telecommunication Services - 6.5%
AT&T Inc.:
1.739%, 11/27/2018 (a)	3,000,000	3,035,595
2.375%, 11/27/2018	2,000,000	2,038,722
1.515%, 03/11/2019 (a)	1,500,000	1,506,867
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,521,170
5.800%, 03/15/2022	2,500,000	2,571,875
Verizon Communications Inc.:
2.606%, 09/14/2018 (a)	2,000,000	2,053,114
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,779,704
		14,507,047
Food & Drug Retailing - 3.2%
CVS Health Corporation:
1.200%, 12/05/2016	2,000,000	2,000,890
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,188,018
Walgreens Boots Alliance, Inc.:
1.750%, 11/17/2017	776,000	780,462
3.800%, 11/18/2024
Callable 08/18/2024	2,000,000	2,150,530
		7,119,900
Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	558,558

Health Care Equipment & Supplies - 4.2%
Danaher Corporation
3.350%, 09/15/2025
Callable 06/15/2025	3,000,000	3,265,539
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,207,022

Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,897,076
		9,369,637
Health Care Providers & Services - 0.4%
Express Scripts Holding Company
1.250%, 06/02/2017	975,000	975,436

Household Durables - 1.5%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	3,150,000	3,285,242

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,087,459

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	2,076,690

Metals & Mining - 0.2%
Alcoa Inc.
5.550%, 02/01/2017	500,000	508,170

Multiline Retail - 2.2%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,871,250

Oil & Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corporation
6.375%, 09/15/2017	4,068,000	4,242,041
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	1,000,000	1,022,803
ConocoPhillips Company
1.050%, 12/15/2017
Callable 11/15/2017	2,750,000	2,731,833
Enterprise Products Operating LLC:
1.650%, 05/07/2018	1,250,000	1,250,943
3.750%, 02/15/2025
Callable 11/15/2024	4,000,000	4,152,612
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,092,832
Noble Holding International Ltd. (b)
2.500%, 03/15/2017	2,000,000	1,985,000
Range Resources Corporation (c)
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,850,000
(Acquired 09/20/2016, Cost $5,541,306)
		24,328,064
Pharmaceuticals - 2.0%
AbbVie Inc.
1.750%, 11/06/2017	3,500,000	3,512,442

Allergan, Inc.
1.350%, 03/15/2018	1,017,000	1,013,543
		4,525,985
Real Estate Investment Trusts - 3.3%
American Tower Corporation:
3.400%, 02/15/2019	2,976,000	3,093,948
5.050%, 09/01/2020	1,250,000	1,383,202
5.000%, 02/15/2024	2,500,000	2,836,128
		7,313,278
Road & Rail - 2.0%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	189,794
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,227,857
		4,417,651
Software & Services - 1.2%
Sabre GLBL Inc. (c)
5.375%, 04/15/2023
Callable 04/15/2018
(Acquired 04/01/2015, Cost $2,548,100)	2,500,000	2,581,250

TOTAL CORPORATE BONDS
(Cost $150,922,339)		155,209,322

U.S. GOVERNMENT ISSUES - 10.2%
U.S. Treasury Notes - 10.2%
1.000%, 08/15/2018	2,000,000	2,008,710
1.250%, 10/31/2019	2,000,000	2,020,468
2.000%, 07/31/2020	2,000,000	2,070,938
2.250%, 07/31/2021	2,000,000	2,100,976
2.000%, 11/30/2022	2,000,000	2,078,438
2.000%, 02/15/2023	3,000,000	3,117,069
2.500%, 08/15/2023	2,000,000	2,143,008
2.250%, 11/15/2024	3,000,000	3,168,048
2.000%, 02/15/2025	1,000,000	1,035,742
2.000%, 08/15/2025	2,000,000	2,070,078
1.625%, 02/15/2026	1,000,000	1,001,934

TOTAL U.S. GOVERNMENT ISSUES
(Cost $22,094,738)		22,815,409

U.S. GOVERNMENT SPONSORED ENTITIES - 14.7%
Fannie Mae - 4.2%
1.250%, 05/17/2021
Callable 11/17/2016	2,500,000	2,501,085
1.000%, 07/28/2021	2,000,000	1,997,998
Callable 01/28/2017
1.500%, 05/17/2024
Callable 11/17/2016	2,800,000	2,800,073
2.625%, 09/06/2024	2,000,000	2,143,358
		9,442,514
Federal Home Loan Banks - 3.8%
4.875%, 05/17/2017	1,000,000	1,026,697
1.000%, 08/23/2021
Callable 11/23/2016	2,915,000	2,912,831
1.000%, 08/25/2022
Callable 08/25/2017	2,500,000	2,499,025

1.000%, 06/22/2023
Callable 06/22/2017	2,050,000	2,046,640
		8,485,193
Freddie Mac - 6.7%
5.125%, 11/17/2017	500,000	524,360
1.250%, 08/25/2021
Callable 11/25/2016	1,650,000	1,647,624
1.500%, 08/25/2021
Callable 11/25/2016	1,600,000	1,596,099
1.000%, 09/15/2021
Callable 12/15/2016	2,100,000	2,100,111
1.000%, 09/30/2021
Callable 12/30/2016	3,000,000	2,999,355
2.375%, 01/13/2022	2,000,000	2,107,646
1.000%, 06/30/2023
Callable 12/30/2016	1,500,000	1,497,578
2.000%, 05/23/2031
Callable 11/23/2016	2,500,000	2,497,200
		14,969,973
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $32,770,353)		32,897,680

SHORT-TERM INVESTMENTS - 5.0%	Shares
Corporate Bonds - 3.3%
Ecolab Inc.
3.000%, 12/08/2016	2,250,000	2,258,026
JPMorgan Chase & Co.
1.350%, 02/15/2017	2,475,000	2,476,319
Noble Holding International Ltd. (b)
2.500%, 03/15/2017	1,400,000	1,389,500
SunTrust Bank of Atlanta, GA
1.350%, 02/15/2017
Callable 01/15/2017	1,200,000	1,200,493
		7,324,338
Money Market Fund (d) - 1.7%
Federated Government Obligations Fund - Institutional Shares, 0.26%	3,801,355	3,801,355

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,112,599)		11,125,693

Total Investments - 99.5%
(Cost $216,900,029)		222,048,104
Other Assets in Excess of Liabilities - 0.5%		1,040,599
TOTAL NET ASSETS - 100.0%		$223,088,703

(a)	Floating rate.
(b)	Security issued by non-U.S. incorporated company.
(c)	Restricted security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the security was
$8,431,250 representing 3.8% of the Fund's total net assets.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$216,900,029
Gross unrealized appreciation	$5,216,137
Gross unrealized depreciation	(68,062)
Net unrealized appreciation	$5,148,075

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Aerospace & Defense - 3.4%
Honeywell International Inc.	19,175	$2,235,613

Auto Components - 2.0%
The Goodyear Tire & Rubber Company	40,000	1,292,000

Banks - 8.0%
Comerica Incorporated	22,500	1,064,700
Cullen/Frost Bankers, Inc.	15,000	1,079,100
SunTrust Banks, Inc.	35,500	1,554,900
Zions Bancorporation	50,000	1,551,000
		5,249,700
Beverages - 2.1%
PepsiCo, Inc.	12,500	1,359,625

Biotechnology - 0.8%
Amgen Inc.	3,275	546,303

Building Products - 1.0%
Masco Corporation	20,000	686,200

Chemicals - 1.6%
Ecolab Inc.	6,000	730,320
FMC Corporation	6,000	290,040
		1,020,360
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	18,270	978,541
Healthcare Services Group, Inc.	4,150	164,257
		1,142,798
Computers & Peripherals - 1.8%
Apple Inc.	10,500	1,187,025

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	6,500	1,164,215

Containers & Packaging - 0.5%
Ball Corporation	4,250	348,288

Diversified Telecommunication Services - 1.0%
AT&T Inc.	8,250	335,032
Verizon Communications Inc.	6,500	337,870
		672,902
Electrical Equipment & Instruments - 3.3%
Roper Technologies, Inc.	12,000	2,189,640

Electronic Equipment & Instruments - 1.9%
National Instruments Corporation	18,000	511,200
Trimble Navigation Limited (a)	27,000	771,120
		1,282,320
Energy Equipment & Services - 1.5%
Schlumberger Limited (b)	12,400	975,136

Food & Drug Retailing - 2.4%
CVS Health Corporation	17,500	1,557,325

Food Products - 3.0%
The Kraft Heinz Company	9,700	868,247
Mondelez International Inc. - Class A	25,000	1,097,500
		1,965,747
Health Care Equipment & Supplies - 5.5%
Cantel Medical Corp.	1,230	95,915
DENTSPLY SIRONA Inc.	20,000	1,188,600
Medtronic, PLC (b)	18,200	1,572,480
VWR Corporation (a)	27,500	779,900
		3,636,895
Health Care Providers & Services - 1.2%
Omnicell, Inc. (a)	20,000	766,000

Household Durables - 1.8%
Whirlpool Corporation	7,500	1,216,200

Household Products - 1.4%
Colgate-Palmolive Company	12,000	889,680

Insurance - 4.3%
MetLife, Inc.	32,500	1,443,975
Prudential Financial, Inc.	16,700	1,363,555
		2,807,530
Internet Catalog & Retail - 1.9%
Amazon.com, Inc. (a)	1,500	1,255,965

Internet Software & Services - 10.3%
Akamai Technologies, Inc. (a)	35,000	1,854,650
Alphabet, Inc. - Class A (a)	2,200	1,768,932
Alphabet, Inc. - Class C (a)	802	623,387
Euronet Worldwide, Inc. (a)	1,555	127,246
Facebook, Inc. - Class A (a)	9,000	1,154,430
Sabre Corporation	45,000	1,268,100
		6,796,745
IT Consulting & Services - 4.6%
Alliance Data Systems Corporation (a)	3,300	707,949
PayPal Holdings, Inc. (a)	47,500	1,946,075
Visa Inc. - Class A	4,500	372,150
		3,026,174
Machinery - 2.3%
Barnes Group Inc.	30,000	1,216,500
Illinois Tool Works Inc.	2,500	299,600

Media - 1.4%
Viacom Inc. - Class B	25,000	952,500

Multiline Retail - 1.9%
Burlington Stores, Inc. (a)	1,615	130,847
Dollar Tree, Inc. (a)	10,000	789,300
Kohl's Corporation	7,500	328,125
		1,248,272
Oil & Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corporation	40,000	1,032,000
EOG Resources, Inc.	13,000	1,257,230
Exxon Mobil Corporation	4,000	349,120
Gulfport Energy Corporation (a)	22,510	635,908
		3,274,258
Personal Products - 0.5%
The Estee Lauder Companies Inc. - Class A	4,000	354,240

Pharmaceuticals - 1.2%
Akorn, Inc. (a)	3,771	102,798
Zoetis Inc	13,500	702,135
		804,933
Professional Services - 1.4%
Verisk Analytics, Inc. (a)	11,000	894,080

Real Estate Investment Trusts - 1.0%
American Tower Corporation	5,000	566,650
Stag Industrial, Inc.	3,835	93,996
		660,646
Software - 5.4%
Adobe Systems Incorporated (a)	13,000	1,411,020
Callidus Software, Inc. (a)	4,170	76,519
Microsoft Corporation	13,625	784,800
Oracle Corporation	32,500	1,276,600
		3,548,939
Specialty Retail - 7.5%
The Home Depot, Inc.	13,000	1,672,840
O'Reilly Automotive, Inc. (a)	1,500	420,165
Party City Holdco Inc. (a)	55,000	941,600
Tiffany & Co.	12,000	871,560
Tractor Supply Company	5,000	336,750
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,000	713,940
		4,956,855
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	12,000	631,800

Thrifts & Mortgage Finance - 0.2%
Home BancShares Inc.	5,390	112,166

TOTAL COMMON STOCKS
(Cost $41,605,184)		64,225,175

SHORT-TERM INVESTMENT - 2.9%
Money Market Fund (c) - 2.9%
Federated Government Obligations Fund - Institutional Shares, 0.26%	1,886,841	1,886,841

TOTAL SHORT-TERM INVESTMENT
(Cost $1,886,841)		1,886,841

Total Investments - 100.5%
(Cost $43,492,025)		66,112,016
Liabilities in Excess of Other Assets - (0.5)%		(348,542)
TOTAL NET ASSETS - 100.0%		$65,763,474

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$43,492,025
Gross unrealized appreciation	$22,778,564
Gross unrealized depreciation	(158,573)
Net unrealized appreciation	$22,619,991

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®)
which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2016 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation, (the "Adviser").  The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2016, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$401,796,317	$-	$-	$401,796,317
Money Market Fund	304,461	-	-	304,461
Total Investments*	$402,100,778	$-	$-	$402,100,778

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$38,659,806	$-	$-	$38,659,806
Money Market Fund	686,735	-	-	686,735
Total Investments*	$39,346,541	$-	$-	$39,346,541

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$267,343,137	$-	$-	$267,343,137
Money Market Funds	11,947,562	-	-	11,947,562
Total Investments*	$279,290,699	$-	$-	$279,290,699

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$40,250,355	$-	$-	$40,250,355
Corporate Bonds	-	16,225,310	-	16,225,310
Money Market Fund	738,488	-	-	738,488
Total Investments*	$40,988,843	$16,225,310	$-	$57,214,153

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$162,533,660	$-	$162,533,660
U.S. Government Issues	-	22,815,409	-	22,815,409
U.S. Government Sponsored Entities	-	32,897,680	-	32,897,680
Money Market Fund	3,801,355	-	-	3,801,355
Total Investments*	$3,801,355	$218,246,749	$-	$222,048,104

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$64,225,175	$-	$-	$64,225,175
Money Market Fund	1,886,841	-	-	1,886,841
Total Investments*	$66,112,016	$-	$-	$66,112,016

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By /s/ J. Luther King, Jr.
J. L uther King, Jr., President

Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date  November 28, 2016

By  /s/ Jacob D. Smith
Jacob D. Smith, Chief Financial Officer

Date  November 28, 2016